Transactions and Balances with Related Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions And Balances With Related Parties [Abstract]
Research and development expenses	$ 75	$ 75
General and administrative		$ 769	$ 1